Loans	12 Months Ended
Dec. 31, 2022
Loans [Abstract]
Loans

31. Loans

	December 31,	December 31,
	2022	2021
Convertible loan February 2022	4,898,377	—
Loans with warrants	871,420	—
Short-term loan from related party	100,000	—
Total	5,869,797	—

Convertible Loan Agreements

	December 31,	December 31,
	2022	2021
As of January 1	—	473,920
Gross proceeds at disbursement date	5,000,000	—
Embedded derivative, separated	(449,898)	—
Transaction costs allocated to host	(10,236)	—
Carrying amount at initial recognition	4,539,866	—

Converted principal amount	—	(644,813)
Accrued interest	447,945	8,348
Amortization	358,511	162,545
Total	5,346,322	—
Accrued interest balance of December 31	447,945	—
Convertible loan balance of December 31	4,898,377	—

On December 28, 2022, the Company entered into two separate loan agreements with two private investors (“Private Lenders”), pursuant to which Private Lenders has agreed to loan to the Company an aggregate of CHF 250,000 and CHF 100,000, respectively, which loans bear interest at the rate of 5% per annum and mature as of May 30, 2023. The Company agreed to grant to Private Lenders warrants to purchase an aggregate 33,700 and 13,480 common shares. The warrants will be exercisable at an exercise price of CHF 4.4512 per share for up to five years from the date of issuance.

The loans with warrants are classified as a hybrid contract containing a host that is a financial liability and embedded derivatives (warrants) separated from the host. The embedded derivatives are classified as an equity component as they may be settled by the company exchanging a fixed amount of cash for a fixed number of its own equity instruments. The embedded derivatives are valued at initial recognition applying a Black-Scholes option pricing model. The valuation is based on input parameters, classified as Level 3. The fair value of the embedded derivative at initial recognition amounted to CHF 48,185 and was directly recognized in equity. The initial fair value of the liability component was derived by subtracting the fair value of the equity component from the nominal value of the loan. The host is subsequently carried at amortized cost, as of December 31, 2022, the carrying amount of the host amounted to CHF 305,873 and is included in the balance sheet under current liabilities.

On September 9, 2022, the Company entered into a loan agreement with FiveT Investment Management Ltd. (“FiveT IM”), Dominik Lysek and Thomas Meyer, the Company’s CEO (the “Lenders”), pursuant to which the Lenders have agreed to loan to the Company an aggregate of CHF 600,000.00 (the “September 2022 Loan Agreement”), which loan bears interest at the rate of 5% per annum and matures as of March 31, 2023. The Company agreed to issue to the Lenders warrants to purchase an aggregate 41,666 common shares. Such warrants became exercisable immediately at an exercise price of CHF 7.20 per share, may be exercised up to five years from the date of issuance and may be exercised on a cashless basis in certain circumstances specified therein. Mr. Meyer lent CHF 200,000 of the total principal amount.

The loan with warrants is classified as a hybrid contract containing a host that is a financial liability and embedded derivatives (warrants) separated from the host. The embedded derivatives are classified as an equity component as they may be settled by the company exchanging a fixed amount of cash for a fixed number of its own equity instruments. The embedded derivatives are valued at initial recognition applying a Black-Scholes option pricing model. The valuation is based on input parameters, classified as Level 3. The fair value of the embedded derivative at initial recognition amounted to CHF 86,744 and was directly recognized in equity. The initial fair value of the liability component was derived by subtracting the fair value of the equity component from the nominal value of the loan. The host is subsequently carried at amortized cost, as of December 31, 2022, the carrying amount of the host amounted to CHF 561,062 and is included in the balance sheet under current liabilities.

On February 4, 2022, the Company entered into a convertible loan agreement with FiveT IM. The convertible loan of CHF 5.0 million, as amended (the “FiveT Loan”) carried interest at the rate of 10% per annum and was to mature on May 31, 2023. FiveT IM had the right to convert all or part of the FiveT Loan, including accrued and unpaid interest, at its option, into common shares, subject to the limitation that the Lender own no more than 4.9% of the common shares at any time. On April 13, 2023, the Company and FiveT IM entered into an amendment to the FiveT Loan (the “FiveT Loan Amendment”), which amended the conversion price of the FiveT Loan to a fixed price equal to the lower of (a) the mean daily trading volume weighted average price (“VWAP”) of the Company’s common shares on the Nasdaq Stock Market on the 20 trading days preceding the effective date of the FiveT Loan Amendment or (b) 90% of the VWAP on the effective date of the FiveT Loan Amendment. From April 13, 2023 to April 17, 2023, FiveT IM converted the entire FiveT Loan into an aggregate of 4,341,012 common shares at an average conversion price of $1.4475 per share. As a result, the FiveT Loan is no longer outstanding and has been terminated.

The FiveT Loan was classified as a hybrid contract containing a host that is a financial liability and embedded derivatives separated from the host and measured at fair value with all changes in fair value recognized in profit or loss. The embedded financial derivatives are initially valued by an independent consultant, applying a simulation-based valuation approach. The valuation of the embedded financial derivatives is based on input parameters, classified as Level 3. One of the significant inputs is the historical volatility of the Company’s common shares. The underlying share price development has been simulated based on a Geometric Brownian Motion (GBM). In accordance with the GBM definition, a normalized, sustainable level of volatility was applied. The normalized volatility used at initial recognition was 90.7%, over a lookback period of 12 months. Other significant assumptions relate to the expected exercise date, the expected execution date, the calculation of the repayment amount, as well as assumptions with regards to the early repayment trigger and to the conversion option in Altamira shares. The embedded derivatives of the convertible loan are closely related to each other and are therefore accounted for as a single instrument (i.e., a compound derivative). Due to the conversion based on market share price, the conversion right may result in a variable number of conversion shares and the embedded derivatives are therefore classified as a financial liability.

As of December 31, 2022, the carrying amount of the host for the unconverted outstanding loan amounted to CHF 4,898,377 and is included in the balance sheet under current liabilities. The fair value of the embedded derivatives amounted to CHF 0 (at initial recognition February 8, 2022: CHF 449,898). A revaluation gain related to fair value measurement of embedded derivatives of CHF 449,898 as well as effective interest expenses and transaction costs of CHF 807,593 in total were recorded in profit or loss.

On September 7, 2020, our affiliate Altamira Medica AG (“Altamira Medica”) and Auris Medical Holding Ltd. (“the Company”) entered into a convertible loan agreement with FiveT Capital Holding AG (“FiveT”) to raise CHF 1,500,000 to fund the initial development of AM-301. The loan had a term of 18 months and carried interest at 8% p.a., which would not be paid in cash but added to the loan outstanding amount. At maturity, the unconverted outstanding amount of the loan including accrued interest would become payable in cash. Altamira Medica may choose to repay the total outstanding amount including the accrued interest at 130%, first time after 6 months with a prior written notice of 1 month. Prior to the expiry of the repayment notice period, the lender may convert the repayment amount.

Under the convertible loan agreement FiveT has the right to convert the outstanding principal amount including interest into the Company’s common shares or alternatively into Altamira Medica shares. The pricing of a conversion into our common shares is at the lower of 150% of the share price at close of the disbursement date ($27.00 fixed on September 8, 2020) and 95% of the average price of our common share at close of the 5 trading dates preceding the date of the conversion notice. However, the conversion price shall not be less than the higher of the par value and the backward-looking 3-month floor price of 75% of the average closing price of our common shares. The pricing of a conversion into Altamira Medica shares is at the lower of CHF 3.00 and the issue price of a qualified financing round, meaning that a third-party investor will hold at least 10% of Altamira Medica shares after completion of such financing round. The convertible loan agreement further contains a limitation on the conversion rights in the sense that they may not result in an ownership interest of more than 9.99% in the Company or 49.99% in Altamira Medica. By December 31, 2020, an amount of CHF 895,455 has been converted into 36,850 common shares of the Company (at a conversion price of $27.00).

The convertible loan is classified as a hybrid contract containing a host that is a financial liability and embedded derivatives separated from the host and measured at fair value with all changes in fair value recognized in profit or loss. The embedded financial derivatives are valued by an independent consultant initially and at period end at fair value, applying a simulation-based valuation approach. The valuation of the embedded financial derivatives is based on input parameters, classified as Level 3. One of the significant inputs is the historical volatility of the Company’s common shares. The underlying share price development has been simulated based on a Geometric Brownian Motion (GBM). In accordance with the GBM definition, a normalized, sustainable level of volatility was applied. The normalized volatility used as per December 31, 2020 was 90.9%, over a lookback period of 12 months. Other significant assumptions relate to the expected exercise date, the expected execution date, the calculation of the repayment amount, as well as assumptions with regards to the early repayment trigger and to the conversion option in Altamira Medica shares. The embedded derivatives of the convertible loan are closely related to each other and are therefore accounted for as a single instrument (i.e., a compound derivative). Due to the conversion based on market share price, the conversion right may result in a variable number of conversion shares and the embedded derivatives are therefore classified as a financial liability.

The carrying amount of the host contract at initial recognition is the difference between the carrying amount of the hybrid contract and the fair value of the embedded derivatives. The host is then subsequently measured at amortized cost, using the effective interest rate method. As of December 31, 2020, the carrying amount (including accrued interest) of the host for the unconverted outstanding loan amounted to CHF 473,920 and is included in the balance sheet under current liabilities. On March 4, 2021, the remaining amount of CHF 644,813 including amortization and interest was converted into 25,841 common shares of of the Company at a conversion price of $27.00. As a result, the carrying amount of the convertible loan as of December 31, 2021 is CHF 0.

The fair value of the embedded derivatives of the outstanding loan units amounted to CHF 0 (31.12.2020: CHF 310,439 included in current derivative financial instruments). Expenses related to fair value measurement of embedded derivatives of CHF 416,003 (2020: CHF 2,248,257) as well as effective interest and transaction costs of CHF 170,893 (2020: CHF 127,418) were recorded as financial expenses in profit or loss.